Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets
12.	Intangible assets

Turkcell - 2G License

On 27 April 1998, the Company was granted a 25-year GSM license (the “2G License”) for a consideration of USD 500,000, the carrying amount of the 2G license is TL 195,425 at 31 December 2018 (31 December 2017: TL 241,407) and it is amortized over 25 years.

Turkcell - 3G License

On 30 April 2009, the Company signed a license agreement (the “3G License”) with the ICTA which provides authorization for providing IMT 2000/UMTS services and infrastructure. The Company acquired the A-typelicense providing the widest frequency band for a consideration of EUR 358,000 (excluding VAT). The license is effective for 20 years starting from 30 April 2009. The carrying amount of the 3G License is TL 397,543 at 31 December 2018 (31 December 2017: TL 436,014) and it is amortized over 25 years.

Turkcell - 4.5G License

On 26 August 2015, “Authorization Tender on IMT Services and Infrastructure” publicly known as 4.5G license tender, was held by the Information Technologies and Communication Authority and the Company was granted a total frequency band of 172.4M Hz for 13 years for a consideration of EUR 1,623,460 (excluding VAT).

IMT authorization period expires on 30 April 2029 and operators commenced service delivery for 4.5G from 1 April 2016. 2x1.4 MHz frequency band in 900MHz spectrum and 2 units of 2x5 MHz frequency band in 2100 MHz spectrum were commenced on 1 December 2015, while remaining packages were commenced on 1 April 2016.

The carrying amount of the 4.5G License is TL 4,125,743 at 31 December 2018 (31 December 2017: TL 4,528,254).

	Balance at 1 January 2018	Impact of IFRS 15 adaption	Additions	Disposals	Transfers	Impairment	Disposal of subsidiary	Effects of movements in exchange rates	Balance at 31 December 2018
Cost
Telecommunication licenses	8,139,628	—	6,394	(220,986)	466,379	—	—	331,583	8,722,998
Computer software	7,117,116	—	1,175,040	(4,822)	159,453	—	(18,370)	110,621	8,539,038
Transmission line software	71,820	—	1,319	—	—	—	—	—	73,139
Central betting system operating right	11,981	—	—	—	—	—	—	—	11,981
Indefeasible right of usage	112,556	—	5,062	—	—	—	—	—	117,618
Brand name	7,040	—	—	—	—	—	—	—	7,040
Customer base	15,512	—	—	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	—	—	32,834
Subscriber acquisition cost	—	1,431,901	583,809	—	—	—	—	18,343	2,034,053
Other	42,749	—	7,473	(37)	11	—	(191)	—	50,005
Construction in progress	127,637	—	485,815	—	(618,032)	—	—	22,587	18,007

Total	15,678,873	1,431,901	2,264,912	(225,845)	7,811	—	(18,561)	483,134	19,622,225

Accumulated amortization
Telecommunication licenses	2,419,230	—	533,311	(184,582)	—	—	—	180,276	2,948,235
Computer software	4,770,880	—	663,967	(3,071)	—	3,232	(12,793)	59,680	5,481,895
Transmission line software	62,468	—	4,549	—	—	—	—	—	67,017
Central betting system operating right	11,491	—	583	—	—	—	—	—	12,074
Indefeasible right of usage	23,274	—	8,581	—	—	—	—	—	31,855
Brand name	6,512	—	528	—	—	—	—	—	7,040
Customer base	11,774	—	437	—	—	—	—	—	12,211
Subscriber acquisition cost	—	601,890	360,232	—	—	—	—	12,078	974,200
Other	32,834	—	4,899	(31)	—	—	(176)	—	37,526

Total	7,338,463	601,890	1,577,087	(187,684)	—	3,232	(12,969)	252,034	9,572,053

Net book amount	8,340,410	830,011	687,825	(38,161)	7,811	(3,232)	(5,592)	231,100	10,050,172

Amortization expenses for the years ended 31 December 2018, 2017 and 2016 amounting to TL 1,580,319, TL 1,095,401and TL 921,812, respectively include impairment losses and are recognized in cost of revenue.

Impairment losses on intangible assets for the years ended 31 December 2018, 2017 and 2016 are TL 3,232, TL 1,986 and TL 3,181 respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 171,442 for the year ended 31 December 2018 (31 December 2017: TL 124,504). The amortization expenses related to capitalized software development costs for the years ended 31 December 2018, 2017 and 2016 amounting to TL 40,934, TL 37,532 and TL 30,148, respectively are recognized in cost of revenue.

	Balance at 1 January 2017	Additions	Disposals	Transfers	Impairment	Effects of movements in exchange rates	Balance at 31 December 2017
Cost
Telecommunication licenses	8,039,431	10,154	—	69,945	—	20,098	8,139,628
Computer software	6,076,405	470,457	(8,624)	569,153	—	9,725	7,117,116
Transmission line software	71,602	218	—	—	—	—	71,820
Central betting system operating right	11,981	—	—	—	—	—	11,981
Indefeasible right of usage	46,017	66,539	—	—	—	—	112,556
Brand name	7,040	—	—	—	—	—	7,040
Customer base	15,512	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	32,834
Other	38,321	5,016	—	(588)	—	—	42,749
Construction in progress	142,875	620,463	—	(638,357)	—	2,656	127,637

Total	14,482,018	1,172,847	(8,624)	153	—	32,479	15,678,873

Accumulated amortization
Telecommunication licenses	1,878,895	537,162	—	—	—	3,173	2,419,230
Computer software	4,237,996	537,805	(8,120)	—	1,219	1,980	4,770,880
Transmission line software	58,203	3,498	—	—	767	—	62,468
Central betting system operating right	10,588	903	—	—	—	—	11,491
Indefeasible right of usage	18,785	4,489	—	—	—	—	23,274
Brand name	5,808	704	—	—	—	—	6,512
Customer base	11,286	488	—	—	—	—	11,774
Other	24,468	8,366	—	—	—	—	32,834

Total	6,246,029	1,093,415	(8,120)	—	1,986	5,153	7,338,463

Net book amount	8,235,989	79,432	(504)	153	(1,986)	27,326	8,340,410